SHARE CAPITAL (Details Narrative) - Ordinary shares [member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Explanation of fact that shares have no par value	unlimited	unlimited
Common stock voting rights per share	one vote
Treasury stock shares	280,656
Treasury stock value	$ 1,154